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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000

Check here if Amendment  [ ]                    Amendment No.:    _______
      This Amendment (Check only one):          [ ]  is a restatement.
                                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Bayard D. Waring
Title: Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring   Gloucester, Massachusetts   January 30, 2001
-------------------------------------------------------------------------
Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File No. Name

28-05989          Amelia Peabody Foundation



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     32

Form 13F Information Table Value Total:     $ 6,709 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05993           Philip B. Waring


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                           FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2      COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7         COLUMN 8
NAME OF ISSUER        TITLE OF CLASS    CUSIP        VALUE    SHRS OR  SH/ PUT/   INVESTMENT      OTHER        VOTING AUTHORITY
                                                   (X $1000)  PRN AMT  PRN CALL   DISCRETION     MANAGERS   SOLE    SHARED  NONE
Alliance Resource       Common        01877R108      151      10,000     SH     Shared - Other      1      10,000

Amerigas Partners
Common Units            Common        030975106       68       4,000     SH     Shared - Other      1       4,000

Apple Computer          Common        037833100      419       8,000     SH     Shared - Other      1       8,000

Applied Materials Inc   Common        038222105      453       5,000     SH     Shared - Other      1       5,000

AXA Financial           Common        002451102      170       5,000     SH     Shared - Other      1       5,000

Bank One Corp           Common        06423A103       80       3,000     SH     Shared - Other      1       3,000

BMC Software            Common        055921100       73       2,000     SH     Shared - Other      1       2,000

BP Prudhoe              Common        055630107      119      10,000     SH     Shared - Other      1      10,000

Cendant Corp Income
Prides 7.5% Conv PFD    Preferred     151313301      174       8,000     SH     Shared - Other      1       8,000

Cisco Systems Inc       Common        17275R102      191       3,000     SH     Shared - Other      1       3,000

Citigroup               Common        172967101      181       3,000     SH     Shared - Other      1       3,000

Duff & Phelps
Util & Corp BD TR       Common        26432K108       57       5,000     SH     Shared - Other      1       5,000

EGlobe, Inc.            Common        282339100       18       6,000     SH     Shared - Other      1       6,000

EMC                     Common        268648102      568       7,386     SH     Shared - Other      1       7,386

Forcenergy Inc          Common        345206205      113       5,627     SH     Shared - Other      1       5,627


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
Handspring              Common        410293104       11         400     SH     Shared - Other      1         400

Hospitality Prop        Common        44106M102      181       8,000     SH     Shared - Other      1       8,000

Intel Corp              Common        458140100      401       3,000     SH     Shared - Other      1       3,000

JDS Uniphase            Common        46612J101      719       6,000     SH     Shared - Other      1       6,000

Johnson & Johnson       Common        478160104       71         700     SH     Shared - Other      1         700

Kansas City Pwr         Common        485134100      113       5,000     SH     Shared - Other      1       5,000

Kinder Morgan Energy
Partners LP Unit LTD
Partnership Int         Common        494550106      120       3,000     SH     Shared - Other      1       3,000

Nextcard                Common        65332K107        8       1,000     SH     Shared - Other      1       1,000

Nextel                  Common        65332V103      367       6,000     SH     Shared - Other      1       6,000

Oracle Corp             Common        68389X105      420       5,000     SH     Shared - Other      1       5,000

Patterson Energy        Common        703414102      143       5,000     SH     Shared - Other      1       5,000

Solectron               Common        834182107      168       4,000     SH     Shared - Other      1       4,000

Sun Microsystems Inc    Common        866810104      364       4,000     SH     Shared - Other      1       4,000

T&E Theatre.com         Common        872140108        7       5,000     SH     Shared - Other      1       5,000

Titan Corp.             Common        888266103      269       6,000     SH     Shared - Other      1       6,000

Tyco                    Common        902124106      237       5,000     SH     Shared - Other      1       5,000

World Com               Common        98157D106      275       6,000     SH     Shared - Other      1       6,000

                                                    6709